Liability for Pension and Other Retirement Benefits (Details 9)				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] USD ($)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY (¥)
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year				$ 113,446,000	¥ 9,416,000,000	¥ 9,069,000,000
Service cost - Benefit earned during the year				2,735,000	227,000,000	231,000,000	311,000,000
Interest cost on projected benefit obligation				5,446,000	452,000,000	528,000,000	575,000,000
Actuarial loss				(1,615,000)	(134,000,000)	979,000,000
Curtailment						(456,000,000)
Plan participants' contributions				24,000	2,000,000	2,000,000
Medicare Part D				663,000	55,000,000	68,000,000
Benefits paid				(8,771,000)	(728,000,000)	(659,000,000)
Foreign currency exchange rate change				(11,820,000)	(981,000,000)	(346,000,000)
Benefit obligation, end of year				100,108,000	8,309,000,000	9,416,000,000	9,069,000,000
Change in plan assets:
Fair value of plan assets, beginning of year				74,120,000	6,152,000,000	6,579,000,000
Actual return on plan assets				5,108,000	424,000,000	1,156,000,000
Employer contributions				8,747,000	726,000,000	657,000,000
Plan participants' contributions				24,000	2,000,000	2,000,000
Benefits paid				(15,698,000)	(1,303,000,000)	(1,894,000,000)
Foreign currency exchange rate change				(7,831,000)	(650,000,000)	(348,000,000)
Fair value of plan assets, end of year				64,470,000	5,351,000,000	6,152,000,000	6,579,000,000
Funded status, end of year				(35,638,000)	(2,958,000,000)	(3,264,000,000)
Prepaid benefit cost				8,663,000	719,000,000	700,000,000
Other current liability				(458,000)	(38,000,000)	(38,000,000)
Accrued benefit liability	578,639,000	48,027,000,000	46,354,000,000	(43,843,000)	(3,639,000,000)	(3,926,000,000)
Total				(35,638,000)	(2,958,000,000)	(3,264,000,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				36,747,000	3,050,000,000	3,502,000,000
Prior service cost				6,639,000	551,000,000	616,000,000
Total				$ 43,386,000	¥ 3,601,000,000	¥ 4,118,000,000